Borrowings - Schedule of Movement of Convertible Notes (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Convertible Notes [Abstract]
Opening convertible note balance	$ 1,745,897	$ 839,115
Convertible notes issued – received in cash	747,262	855,834	755,935
Convertible notes issued – accrued (owing)		(73,954)	73,954
Interest accrued	97,266	124,902	9,226
Total of convertible notes	$ 2,590,425	$ 1,745,897	$ 839,115